Equity Accounted Investments - Additional Information (Detail) (USD $)	12 Months Ended									12 Months Ended				1 Months Ended								12 Months Ended		1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Sevan Marine [Member]	Dec. 31, 2012 Sevan Marine [Member]	Nov. 30, 2011 Sevan Marine [Member]	Dec. 31, 2013 Exmar LPG Joint Venture [Member] Vessel	Nov. 01, 2012 Exmar LPG Joint Venture [Member] Vessel	Nov. 01, 2012 Exmar LPG Joint Venture [Member] Charters-in [Member] Vessel	Dec. 31, 2013 Angola Joint Venture [Member] m3	Dec. 31, 2013 RasGas 3 [Member] Vessel	Dec. 31, 2013 Newbuildings [Member] Exmar LPG Joint Venture [Member] Vessel	Nov. 01, 2012 Newbuildings [Member] Exmar LPG Joint Venture [Member] Vessel	Nov. 30, 2011 FPSO [Member] Sevan Marine [Member] Vessel	Jun. 30, 2013 FPSO [Member] Odebrecht Oil & Gas S.A. [Member]	Feb. 28, 2013 Exmar [Member] Exmar LPG Joint Venture [Member]	Dec. 31, 2013 SkaugenPetroTrans [Member]	Dec. 31, 2013 Remora AS [Member]	Dec. 31, 2013 Teekay LNG [Member] Exmar LPG Joint Venture [Member]	Feb. 28, 2013 Teekay LNG [Member] Exmar LPG Joint Venture [Member]	Dec. 31, 2013 Teekay LNG [Member] Angola Joint Venture [Member]	Dec. 31, 2013 Teekay LNG [Member] Newbuildings [Member] Vessel	Dec. 31, 2013 Teekay LNG [Member] Exmar [Member] Vessel	Feb. 29, 2012 Teekay LNG-Marubeni Joint Venture [Member] Vessel	Dec. 31, 2013 Teekay Tankers [Member] Wah Kwong [Member]	Jun. 30, 2013 Teekay Offshore [Member] FPSO [Member]
Schedule of Equity Method Investments [Line Items]
Ownership Percentage				43.00%	43.00%	40.00%	50.00%			33.00%	40.00%				50.00%		50.00%	49.00%	50.00%		40.00%	33.00%	50.00%	52.00%	50.00%	50.00%
Number of vessels							23	19	5			12	8
Co-venturer interest in joint venture																50.00%				50.00%				48.00%
Joint Venture interest in acquired business																								100.00%
Number of vessels											4	4		2								4	2	6
Acquisition cost	$ 279,300,000																							$ 1,300,000,000
Volume of vessels										160,400
Acquisition cost						25,000,000
Fair value of investment of existing contract						37,100,000
Quoted market value of investment of existing contract				94,300,000	83,100,000
Equity income (loss)	136,538,000	79,211,000	(35,309,000)
Unrealized gain (loss) on interest rate swaps	$ 31,200,000	$ 5,300,000	$ (35,200,000)